Income Taxes - Deferred assets/liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred Tax Assets, Net of Valuation Allowance [Abstract]
Allowance for doubtful accounts	$ 49	$ 15
Accrued compensation	1,911	1,600
Deferred revenue	2,554	1,288
Deferred rent	191	68
Equipment and leasehold improvements	285	254
Stock options	882	410
Federal tax credits	3,301	2,547
Other	988	514
Net operating losses	25,157	26,161
State research and development tax credits	1,383	1,219
Business interest limitation	7,945	4,176
Valuation allowance	(1,213)	(750)
Net Deferred Tax Assets, Net of Valuation Allowance, Total	43,433	37,502
Components of Deferred Tax Liabilities [Abstract]
Prepaid items	(691)	(500)
Deferred contract costs	(5,322)	(2,676)
Intangible assets	(55,553)	(60,710)
Net deferred tax liabilities, Total	$ (18,133)	$ (26,384)